Leases - Schedule of Lease Costs and Disclosures in Income Statement (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Statement [Line Items]
Short-term leases	€ 171
Lease of low-value assets	7
Variable lease payments not included in the lease liability	90
Total	268
Total cash outflow for lease payments	€ 654